Financial risk management - Schedule of financial instruments denominated in major foreign currencies (Details) - Foreign currency risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 79,342	$ 104,779
Financial liabilities	3,701	2,636
USD
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	73,001	99,212
Financial liabilities	96	0
CAD
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4	13
Financial liabilities	0	0
EUR
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,999	1,640
Financial liabilities	0	1,228
GBP
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4,132	3,569
Financial liabilities	3,557	1,337
NZD
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	16	38
Financial liabilities	0	0
SEK
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	190	269
Financial liabilities	48	71
NOK
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	38
Financial liabilities	$ 0	$ 0